Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Convertible Preferred Stock
9.
Convertible Preferred Stock

In connection with the Merger on March 28, 2024, each holder of the Convertible Preferred Stock was converted into the right to receive 0.9141 shares of the Company’s common stock. The Company determined that the Merger constituted a deemed liquidation under its charter and, as such, the holders of the Convertible Preferred Stock were entitled to receive an amount per share equal to the greater of i) the applicable original issue price of the applicable series of the Convertible Preferred Stock, plus any dividends declared but unpaid thereon (the “Preference”), or ii) such amount per share as would have been payable had all shares of the Convertible Preferred Stock been converted into common stock immediately prior to the Merger (the “As Converted Amount”). Upon the Closing of the Merger, the Company determined that the As Converted Amount was greater than the Preference, and converted 14,222,580 shares of Convertible Preferred Stock into 13,001,114 shares of the Company’s common stock. The Company’s capital amounts prior to the Merger have been retrospectively restated as shares reflecting the conversion ratio of 0.9141 established in the Merger. Following the Closing, the Company has no shares of Convertible Preferred Stock outstanding.

As of December 31, 2023, the authorized, issued, and outstanding Convertible Preferred Stock and their principal terms after retrospectively adjusting for the effect of the reverse recapitalization were as follows:

		December 31, 2023
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	$0.0001	2,163,527	1,977,705	$5,380	$5,443	1,977,705
Series A Preferred Stock	0.0001	4,785,883	4,374,866	21,417	21,626	4,374,866
Series B-1 Preferred Stock	0.0001	6,264,714	5,337,972	30,587	30,760	5,337,972
Series B-2 Preferred Stock	0.0001	1,433,699	1,310,571	7,332	7,175	1,310,571
		14,647,823	13,001,114	$64,716	$65,004	13,001,114

As of December 31, 2023, the holders of the Convertible Preferred Stock had the following rights and preferences:

Voting Rights—The holders of Convertible Preferred Stock voted together with all other classes and series of stock as a single class on an as-converted basis. Each share of Convertible Preferred Stock entitled the holder to such number of votes per share as would equal the number of shares of common stock into which the share was then convertible. The holders of the Series A Preferred stock were entitled to elect one member of the Company’s Board of Directors, holders of the Series B Preferred Stock were entitled to elect one member of the Company’s Board of Directors, the holders of Convertible Preferred Stock, voting together, were entitled to elect two members of the Company’s Board of Directors, and the holders of the common stock were entitled to elect two members of the Company’s Board of Directors.

Dividends—The Convertible Preferred Stock had the right to receive dividends only when, as and if declared by the Company’s Board of Directors. No dividends have been declared through June 30, 2024.

Redemption—The Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock were not redeemable.

Liquidation—In the event of liquidation, dissolution or winding up of the Company, the Convertible Preferred Stockholders would be entitled to receive, in preference to all common stockholders, an amount after retrospectively adjusting for the effect of the reverse recapitalization equal to $2.7524 per share for Series Seed, $4.9433 per share for Series A, $5.7626 per share for Series B-1, and $5.4745 per share for Series B-2 as adjusted for certain events, plus any declared or accrued and unpaid dividends. If upon such liquidation, dissolution, winding up or deemed liquidation event, the assets of the Company available for distribution to it stockholders would be insufficient to pay the holders of shares of Convertible Preferred Stock the full amount to which they would be entitled, the holders of Convertible Preferred Stock would share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares of Convertible Preferred Stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. After such distributions had been made, the remaining assets available for distribution would be distributed among the common stockholders on a pro rata basis based upon the number of shares held by each common stockholder.

Conversion—Each share of Series Seed Preferred Stock, Series A Preferred Stock, Series B-1 Preferred Stock, and Series B-2 Preferred Stock was convertible into one share of common stock based on a conversion price of $2.7524, $4.9433, $5.7626, and $5.4745 per share, respectively, adjustable for certain dilutive events. Conversion was at the option of the holder. The Convertible Preferred Stock converted automatically upon the closing of an IPO resulting in net proceeds of at least $50,000 or upon the decision of the holders of at least fifty percent of the outstanding Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock.

Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Convertible Preferred Stock
7.
Convertible Preferred Stock

The Company’s capital amounts prior to the Merger have been retrospectively restated as shares reflecting the Exchange Ratio of 0.9141 established in the Merger (see Note 1).

The Company has issued Series Seed Preferred Stock (“Series Seed Preferred Stock”), Series A Preferred Stock (“Series A Preferred Stock”), Series B-1 Preferred Stock and Series B-2 Preferred Stock (the “Series B Preferred Stock” and, together with the Series Seed Preferred Stock and Series A Preferred Stock, the “Convertible Preferred Stock”).

As of December 31, 2023 and 2022, the authorized, issued, and outstanding Convertible Preferred Stock and their principal terms were as follows:

		December 31, 2023 and 2022
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	$0.0001	2,163,527	1,977,705	$5,380	$5,443	1,977,705
Series A Preferred Stock	0.0001	4,785,883	4,374,866	21,417	21,626	4,374,866
Series B-1 Preferred Stock	0.0001	6,264,714	5,337,972	30,587	30,760	5,337,972
Series B-2 Preferred Stock	0.0001	1,433,699	1,310,571	7,332	7,175	1,310,571
		14,647,823	13,001,114	$64,716	$65,004	13,001,114

In August 2020, the Company issued 6,648,543 shares of Series B Preferred Stock. This consisted of 5,337,972 shares of Series B-1 Preferred Stock at a purchase price of $5.7625 per share for cash proceeds of $30,760. The issuance also included the conversion of a total of $7,175 in convertible debt and accrued interest for 1,310,571 shares of Series B-2 Preferred Stock. The Company incurred issuance costs of $216, which were recorded as a reduction of the carrying amount of Series B-1 Preferred Stock.

As of December 31, 2023 and 2022, the holders of the Convertible Preferred Stock have the following rights and preferences:

Voting Rights—The holders of Convertible Preferred Stock vote together with all other classes and series of stock as a single class on an as-converted basis. Each share of Convertible Preferred Stock entitles the holder to such number of votes per share as shall equal the number of shares of common stock into which the share is then convertible. The holders of the Series A Preferred stock are entitled to elect one member of the Company’s Board of Directors, holders of the Series B Preferred Stock are entitled to elect one member of the Company’s Board of Directors, the holders of Convertible Preferred Stock, voting together, are entitled to elect two members of the Company’s Board of Directors, and the holders of the common stock are entitled to elect two members of the Company’s Board of Directors.

Dividends—The Convertible Preferred Stock has the right to receive dividends only when, as and if declared by the Company’s Board of Directors. No dividends have been declared through December 31, 2023.

Redemption—The Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock are not redeemable.

Liquidation—In the event of liquidation, dissolution or winding up of the Company, the Convertible Preferred Stockholders will be entitled to receive, in preference to all common stockholders, an amount equal to $2.7524 per share for Series Seed, $4.9433 per share for Series A, $5.7626 per share for Series B-1, and $5.4745 per share for Series B-2 as adjusted for certain events, plus any declared or accrued and unpaid dividends. If upon such liquidation, dissolution, winding up or deemed liquidation event, the assets of the Company available for distribution to it stockholders shall be insufficient to pay the holders of shares of Convertible Preferred Stock the full amount to which they shall be entitled, the holders of Convertible Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares of Convertible Preferred Stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. After such distributions have been made, the remaining assets available for distribution shall be distributed among the common stockholders on a pro rata basis based upon the number of shares held by each common stockholder.

Conversion—Each share of Series Seed Preferred Stock, Series A Preferred Stock, Series B-1 Preferred Stock, and Series B-2 Preferred Stock is convertible into one share of common stock based on a conversion price of $2.7524, $4.9433, $5.7626, and $5.4745 per share, respectively, adjustable for certain dilutive events. Conversion is at the option of the holder. The Convertible Preferred Stock converts automatically upon the closing of an initial public offering resulting in net proceeds of at least $50,000 or upon the decision of the holders of at least fifty percent of the outstanding Series Seed Preferred Stock, Series A Preferred Stock, and Series B Preferred Stock.